MD&A - Capital management	12 Months Ended
Dec. 31, 2022
Entity [Table]
Disclosure Of Objectives Policies And Processes For Managing Capital Explanatory
An adequate

level of common

equity tier 1 (CET1)

capital and total

loss-absorbing capacity (TLAC)

meeting both
internal assessment and regulatory requirements

is a prerequisite

for conducting our business

activities.
We

manage

our

balance

sheet,

RWA,

leverage

ratio

denominator

(LRD)

and

TLAC

ratio

levels

based

on

our
regulatory requirements,

within our internal limits and targets,

and our externally provided guidance. Our strategic focus
is on achieving an optimal

attribution and use of financial

resources between our business divisions and Group Functions, as well

as between our

legal entities, while remaining within

the limits

defined for the Group

and allocated

to the

business
divisions

by

the

Board

of

Directors

(the

BoD).

These

resource

allocations,

in

turn,

affect

business

plans

and

earnings
projections, which are reflected

in our capital plans.
The annual

strategic planning

process includes

a capital-planning

component that

is key in

defining our

capital targets.
It is based on an attribution

of Group RWA and LRD

internal limits to the business divisions.

Limits and targets are

established at the Group

and business division levels,

and are approved by

the BoD at

least annually.
In the target

-setting process

,

we take into

account the

current and

potential future

TLAC requirements,

our aggregate
risk exposure

in

terms of

capital-at-risk, the

assessment

by

rating

agencies,

comparisons

with peers

and

the

effect of
expected accounting policy changes.
Reconciliation of IFRS equity

to Swiss SRB common

equity tier 1 capital
USD m 31.12.22 31.12.21
Total IFRS equity 57,218 61,002
Equity attributable to non-controlling

interests
(342) (340)
Defined benefit plans, net of tax (311) (270)
Deferred tax assets recognized for tax loss carry-

forwards
(4,077) (4,565)
Deferred tax assets on temporary differences,

excess over threshold
(64) (49)
Goodwill, net of tax
1
(5,754) (5,838)
Intangible assets, net of tax (150) (180)
Compensation-related components (not recognized

in net profit)
(2,287) (1,700)
Expected losses on advanced internal ratings

-based portfolio less provisions
(471) (482)
Unrealized (gains) / losses from cash flow hedges,

net of tax
4,234 (628)
Own credit related to (gains) / losses on financial liabilities measured at fair value that existed at the

balance sheet date,

net of tax
(523) 315
Own credit related to (gains) / losses on derivative

financial instruments that existed at the balance

sheet date
(105) (50)
Unrealized gains related to financial assets at fair value through

OCI, net of tax
0 (68)
Prudential valuation adjustments (201) (167)
Accruals for dividends to shareholders (1,683) (1,700)
Other (29) 1
Total common equity tier 1 capital 45,457 45,281
1 Includes goodwill related to significant

investments in financial

institutions of USD
20
m as of 31 December 2022

(31 December 2021:

USD
22
m) presented on the balance

sheet line Investments in associates.
Our CET1

capital

mainly consists

of: share

capital;

share

premium, which

primarily consists

of additional

paid-in capital
related to

shares issued;

and retained

earnings.

A detailed

reconciliation

of International

Financial

Reporting Standards

(IFRS)
equity to CET1 capital

is provided in

the “Reconciliation

of IFRS equity to Swiss

SRB common equity

tier 1 capital”

table.

Our CET1 capital increased by USD 0.2 bn to USD 45.5
bn as of 31 December 2022, mainly as a result of operating

profit
before

tax

of

USD
9.6
bn

with

associated

current

tax

expenses

of

USD
1.4
bn,

partly

offset

by

share

repurchases

of
USD 5.6
bn under

our share

repurchase programs,

dividend accruals

of USD
1.7
bn, negative foreign

currency effects

of
USD 0.5
bn and compensation- and

own share-related capital components

of USD
0.3 bn.
›

Refer to “UBS shares”

in this section

for more information

about our share repurchase

programs
Our

loss-absorbing

AT1

capital

decreased

by

USD
2.3
bn

to

USD
12.9
bn,

mainly

driven

by

our

announcement

on
5 December 2022

that we

intended

to redeem

an AT1

capital instrument

on

31 January

2023,

the first

call date

(ISIN
CH0400441280, with a nominal amount of USD 2.0 bn, issued on 31 January 2018; this instrument ceased to be eligible as AT1 capital when the call was announced in December 2022), a call of a

USD
1.1 bn equivalent AT1 capital instrument
denominated in

euro,

and interest

rate risk hedge,

foreign currency translation

and other

effects. This was

partly offset
by

two

issuances

of

AT1

capital

instruments

denominated

in

US

dollars

and

Swiss

francs

amounting

to

USD
1.8 bn
equivalent.
Our total gone concern loss-absorbing capacity increased

by USD
2.7
bn

to USD
47.0
bn as

of 31 December 2022
and included USD 44.0
bn of TLAC-eligible

senior unsecured

debt.

UBS AG
Entity [Table]
Disclosure Of Objectives Policies And Processes For Managing Capital Explanatory
Reconciliation of IFRS equity

to Swiss SRB common

equity tier 1 capital

(UBS Group AG

vs UBS AG consolidated)
As of 31.12.22
USD m
UBS Group AG
(consolidated)
UBS AG
(consolidated) Difference
Total IFRS equity 57,218 56,940 278
Equity attributable to non-controlling

interests
(342) (342)
Defined benefit plans, net of tax (311) (311)
Deferred tax assets recognized for tax loss carry-

forwards
(4,077) (4,077)
Deferred tax assets on temporary differences,

excess over threshold
(64) (262) 198
Goodwill, net of tax (5,754) (5,754)
Intangible assets, net of tax (150) (150)
Compensation-related components (not recognized

in net profit)
(2,287) (2,287)
Expected losses on advanced internal ratings

-based portfolio less provisions
(471) (471)
Unrealized (gains) / losses from cash flow hedges,

net of tax
4,234 4,234
Own credit related to (gains) / losses on financial liabilities measured at fair value that existed at the

balance sheet date, net of tax
(523) (523)
Own credit related to (gains) / losses on derivative financial instruments that existed at the balance sheet date
(105) (105)
Unrealized gains related to financial assets at fair value through

OCI, net of tax
0 0
Prudential valuation adjustments (201) (201)
Accruals for dividends to shareholders (1,683) (6,000) 4,317
Other (29) (51) 22
Total common equity tier 1 capital 45,457 42,929 2,528